Investments - Additional information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 08, 2018	Dec. 31, 2019
Disclosure of financial assets [line items]
Realized Gain On Disposals Of Investments		$ 123
Anglo Pacific Group [Member]
Disclosure of financial assets [line items]
Number of shares acquired	478,951
Proceeds from sale of investments held for trading		1,000
Realized Gain On Disposals Of Investments		$ 100